Post-employee benefit plans - Benefit (obligations) assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	$ (1,702)
Changes in net defined benefit liability (asset) [abstract]
Interest on obligations	(72)	$ (81)
Actuarial (losses) gains	(313)	(264)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,846)	(1,702)
Post-employment benefit assets included in other non-current assets	262	403
Post-employment benefit obligations	(2,108)	(2,105)
Experience gains included in actuarial gains	911	157
Actual return on plan assets	$ 1,797	$ 874
Actual return on plan assets percent	8.20%	4.70%
Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	$ (22,537)	$ (22,380)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(214)	(210)
Interest on obligations	(961)	(920)
Actuarial (losses) gains	(1,221)	(299)
Net curtailment (losses) gains	12	32
Loss on plan transfer	(6)	0
Benefit payments	1,401	1,248
Employee contributions	(10)	(5)
Acquisition of MTS	(2,682)	0
Plan transfer	(122)	0
Other	39	(3)
Post-employment benefit obligations/Fair value of plan assets, December 31	(26,057)	(22,537)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	20,843	20,510
Changes in net defined benefit liability (asset) [abstract]
Interest on obligations	889	839
Actuarial (losses) gains	908	35
Benefit payments	(1,401)	(1,248)
Employer contributions	382	702
Employee contributions	10	5
Acquisition of MTS	2,735	0
Post-employment benefit obligations/Fair value of plan assets, December 31	24,244	20,843
Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,694)
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,813)	(1,694)
Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(8)
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit obligations/Fair value of plan assets, December 31	(33)	(8)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(298)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(208)	(203)
Interest on obligations	(18)	(24)
Post-employment benefit obligations/Fair value of plan assets, December 31	(492)	(298)
Post-employment benefit assets included in other non-current assets	262	403
Post-employment benefit obligations	(754)	(701)
DB pension | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(20,853)	(20,675)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(208)	(203)
Interest on obligations	(896)	(852)
Actuarial (losses) gains	(1,193)	(311)
Net curtailment (losses) gains	(4)	27
Loss on plan transfer	(6)	0
Benefit payments	1,320	1,169
Employee contributions	(10)	(5)
Acquisition of MTS	(2,677)	0
Plan transfer	(122)	0
Other	1	(3)
Post-employment benefit obligations/Fair value of plan assets, December 31	(24,404)	(20,853)
DB pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	20,563	20,244
Changes in net defined benefit liability (asset) [abstract]
Interest on obligations	878	828
Actuarial (losses) gains	896	29
Benefit payments	(1,320)	(1,169)
Employer contributions	305	626
Employee contributions	10	5
Acquisition of MTS	2,735	0
Post-employment benefit obligations/Fair value of plan assets, December 31	23,945	20,563
DB pension | Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(290)
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit obligations/Fair value of plan assets, December 31	(459)	(290)
DB pension | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(8)
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit obligations/Fair value of plan assets, December 31	(33)	(8)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,404)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(6)	(7)
Interest on obligations	(54)	(57)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,354)	(1,404)
Post-employment benefit assets included in other non-current assets	0	0
Post-employment benefit obligations	(1,354)	(1,404)
OPEBs | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,684)	(1,705)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(6)	(7)
Interest on obligations	(65)	(68)
Actuarial (losses) gains	(28)	12
Net curtailment (losses) gains	16	5
Loss on plan transfer	0	0
Benefit payments	81	79
Employee contributions	0	0
Acquisition of MTS	(5)	0
Plan transfer	0	0
Other	38	0
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,653)	(1,684)
OPEBs | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	280	266
Changes in net defined benefit liability (asset) [abstract]
Interest on obligations	11	11
Actuarial (losses) gains	12	6
Benefit payments	(81)	(79)
Employer contributions	77	76
Employee contributions	0	0
Acquisition of MTS	0	0
Post-employment benefit obligations/Fair value of plan assets, December 31	299	280
OPEBs | Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,404)
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,354)	(1,404)
OPEBs | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	0
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit obligations/Fair value of plan assets, December 31	$ 0	$ 0